Note 37 - Information on Subsidiaries - Parenthetical Information Note 39 (Detail: Text Values) € in Billions	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group	563	628
Number of consolidated structured entities in the Group	225	242
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	376	420
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)	187	208
Restricted liquidity reserves in EUR billion	€ 25.5	€ 43.5